Summary of Amounts of Cash Income Taxes Paid (Received) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Property, Plant, and Equipment [Abstract]
Federal
State and local
Foreign
Income taxes, net of amounts refunded